PERSONNEL, SOCIAL CHARGES AND BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Schedule of personnel, social charges and benefits

	12.31.2023	12.31.2022
Social charges and benefits	564,001	497,568
Profit sharing	513,862	483,548
Share-based payment plans (Note 30)	154,689	77,175
Salaries and wages	31,897	39,035
Other	20,885	—
Total	1,285,334	1,097,326

Current	1,204,183	1,035,652
Non-current	81,151	61,674